Schedule I - Financial information of Parent Company - Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement Of Income Captions [Line Items]
Cost of revenues	$ 14,326,803	$ 12,974,135	$ 16,841,915
Gross profit	25,706,294	22,544,655	28,636,011
Operating expenses:
General and administrative	12,218,962	12,245,567	14,397,562
Sales and marketing	17,419,252	13,366,322	22,160,188
Share-based Compensation	986,833	1,113,828	2,240,512
Total operating expenses	36,869,335	34,694,209	50,244,101
Interest income	18,141	33,397	96,679
Exchange gain (loss), net	(227,336)	(134,172)	246,680
Other expense, net	1,064,127	22,692	34,498
Net loss attributable to China Finance Online Co. Limited	(10,558,169)	(11,262,821)	(19,950,120)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(125,606)	120,762	(362,398)
Other comprehensive income (loss), net of tax	(125,606)	120,762	(362,398)
Comprehensive loss	(11,475,814)	(12,622,986)	(22,832,893)
Parent Company [Member]
Condensed Statement Of Income Captions [Line Items]
Cost of revenues	85,714	87,105	85,493
Gross profit	(85,714)	(87,105)	(85,493)
Operating expenses:
General and administrative	1,201,587	1,111,665	1,069,590
Sales and marketing			17,526
Share-based Compensation	729,504	417,004	858,415
Total operating expenses	1,931,090	1,528,669	1,945,531
Interest income	3,816	93	4,851
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	(5,734,722)	(9,627,269)	(17,888,289)
Exchange gain (loss), net	(7,902)	(19,871)	(10,608)
Other expense, net			(25,050)
Net loss attributable to China Finance Online Co. Limited	(7,755,612)	(11,262,821)	(19,950,120)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(10,562)	120,762	(362,398)
Other comprehensive income (loss), net of tax	(10,562)	120,762	(362,398)
Comprehensive loss	$ (7,766,174)	$ (11,142,059)	$ (20,312,518)